Note J - Acquisitions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Businesses Acquired	2
Unsecured Debt, Current	$ 17.0
Business Acquisition Revenue Of Acquired Entity	$ 10	$ 15